[CDC NVEST FUNDS LETTERHEAD]


                                                               September 4, 2001

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:   CDC Nvest Cash Management Trust
      (File Nos.:  2-68348 and 811-2819)

      CDC Nvest Tax Exempt Money Market Trust
      (File Nos.:  2-81614 and 811-3658)

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the prospectus and statement of additional information do not differ from that contained in the most recent Post-Effective Amendments to each Trust's Registration Statement that were filed electronically on August 30, 2001.

     If you have any questions regarding these filings, please do not hesitate to call me at (617) 449-2815.

                                            Very truly yours,

                                            Rachel Downey
                                            Associate Legal Product Manager